FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Foreign Exchange Rate Risk [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	[1]	(10.00%)
Positions effect on equity			$ (600)
Foreign Exchange Rate Risk [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	[1]	10.00%
Positions effect on equity			1,100
TAM S.A [member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	[1]	(10.00%)
Positions effect on equity		$ 10,900	9,500
TAM S.A [member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	[1]	10.00%
Positions effect on equity		$ (10,900)	(9,500)
TAM S.A. and Subsidiaries [Member] | Bottom of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	[1]	(10.00%)
Positions effect on equity		$ 191,530	402,480
TAM S.A. and Subsidiaries [Member] | Top of range [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of sensitivity analysis [Line Items]
Appreciation (depreciation) of R$ /US$	[1]	10.00%
Positions effect on equity		$ (156,710)	$ (329,290)

[1]	Appreciation (depreciation) of US$ regard to the covered currencies.